Stockholders' Equity - Summary of information about warrants outstanding (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Warrants outstanding		1,896,209	107,416
Weighted average life of outstanding warrants in years		5 years	4 years 4 months 24 days
Exercise price of stock options granted (in dollars per share)		$ 7.91	$ 63.60	$ 105.60
March 2019 Notes Warrants [Member]
Warrants outstanding			74,390
Weighted average life of outstanding warrants in years			4 years 7 months 6 days
Exercise price of stock options granted (in dollars per share)			$ 70.00
May 2020 Offering Common Warrants Member
Warrants outstanding		1,277,580
Weighted average life of outstanding warrants in years		5 years
Exercise price of stock options granted (in dollars per share)		$ 5.40
May 2020 Offering Underwriter Warrants Member
Warrants outstanding		111,108
Weighted average life of outstanding warrants in years		5 years
Exercise price of stock options granted (in dollars per share)		$ 5.40
March 2020 Exchange Warrants Member
Warrants outstanding		423,669
Weighted average life of outstanding warrants in years		5 years 3 months 18 days
Exercise price of stock options granted (in dollars per share)		$ 10.17
Amended March 2019 Notes Warrants [Member]
Warrants outstanding	13,015	66,288
Weighted average life of outstanding warrants in years		4 years
Exercise price of stock options granted (in dollars per share)		$ 40.00
March 2019 Services Warrants [Member]
Warrants outstanding		3,366
Weighted average life of outstanding warrants in years		4 years
Exercise price of stock options granted (in dollars per share)		$ 70.00
June 2018 Notes Warrants [Member]
Warrants outstanding		6,276	30,526
Weighted average life of outstanding warrants in years		3 years 9 months 18 days	3 years 9 months 18 days
Exercise price of stock options granted (in dollars per share)		$ 40.00	$ 70.00
June 2018 Services Warrants [Member]
Warrants outstanding		5,422
Weighted average life of outstanding warrants in years		3 years 9 months 18 days
Exercise price of stock options granted (in dollars per share)		$ 99.60
2017 PIPE Warrants [Member]
Warrants outstanding		2,500	2,500
Weighted average life of outstanding warrants in years		2 years 3 months 18 days	2 years 10 months 24 days
Exercise price of stock options granted (in dollars per share)		$ 276.00	$ 276.00